Commitments and Contingencies - Additional Information (Detail) $ in Thousands, £ in Millions							1 Months Ended		12 Months Ended
	Jan. 15, 2016 Vessel m³	Dec. 31, 2015 USD ($) Vessel m³	Nov. 11, 2015 USD ($) m³	Nov. 03, 2014 USD ($) Contract m³	Dec. 20, 2013 USD ($) Vessel Carriers m³	Jul. 18, 2013 USD ($) Carriers Option m³	Apr. 30, 2016 Vessel	Mar. 31, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2012 GBP (£)
Schedule Of Commitments And Contingencies [Line Items]
Payment for property plant and equipment | $									$ 3,348	$ 3,503	$ 426,119
Minimum [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity		20,500
Maximum [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity		22,500
Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Number of gas carriers to be purchased | Carriers					3
Future cost of carriers to be constructed | $						$ 138,000
Expected delivery of vessels, month and year						2016-04
Number of vessels to be constructed under option agreement | Vessel		3
Expected Delivery Of Vessels									At December the 31, 2015, three of the five vessels have been delivered, with Navigator Ceto delivered on the 15th of January 2016 and Navigator Copernico scheduled to be delivered in April 2016.
Semi Refrigerated [Member] | Minimum [Member]
Schedule Of Commitments And Contingencies [Line Items]
Expected delivery of vessels, month and year					2016-06
Semi Refrigerated [Member] | Maximum [Member]
Schedule Of Commitments And Contingencies [Line Items]
Expected delivery of vessels, month and year					2017-01
Subsequent Event [Member] | Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity	21,000
Ethane Capable GAs Carrier [Member] | Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity					35,000
Future cost of carriers to be constructed | $					$ 77,400
Number of vessels to be constructed under option agreement | Vessel					3
Ethane Capable GAs Carrier [Member] | Options Exercised [Member] | Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Future cost of carriers to be constructed | $					$ 78,400
Expected delivery of vessels, month and year					2016-04
Liquefied Gas Segment [Member] | Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity						22,000
Number of gas carriers to be purchased | Carriers						2
Number of options to construct vessels | Option						2
Liquefied Gas Segment [Member] | Fully Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity			38,000	22,000
Payment for property plant and equipment | $			$ 50,500	$ 51,000
Expected delivery of vessels, month and year									2017-07
Scheduled to be delivered description									The vessels are scheduled to be delivered in January and March 2017, respectively.
Number of contracts | Contract				2
Liquefied Gas Segment [Member] | Options Exercised [Member] | Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity						22,000
Payment for property plant and equipment | $						$ 44,000
Ethylene Carrier [Member] | Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity						21,000
Number of gas carriers to be purchased | Carriers						1
Navigator Ceto L.L.C. [Member] | Subsequent Event [Member] | Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Number of vessels to be constructed under option agreement | Vessel	1
Navigator Copernico L.L.C. [Member] | Scenario, Forecast [Member] | Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Number of vessels to be constructed under option agreement | Vessel							1
London [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year								$ 500				£ 0.3
Lease term								10 years
Lease term, mutual break clause								5 years
NEW YORK [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year | $		$ 200							$ 200
Lease term									5 years
Lease expiration date									Jun. 30, 2017